Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes

9.	Income Tax

The Company’s net deferred tax assets (liabilities) as of December 31, 2022, and December 31, 2021, is as follows:

Deferred tax assets:	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Start-up costs	$1,166,654	$53,469
Net operating loss carryforwards	-	-
Total deferred tax assets	1,166,654	53,469
Valuation allowance	(1,166,654)	(53,469)
Deferred tax assets, net of allowance	$-	$-

The income tax provision for the year ended December 31, 2022, and for the period from July 14, 2021 (inception) through December 31, 2021 consists of the following:

	FOR THE YEAR ENDED DECEMBER 31, 2022		FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Federal
Current		$800,905	$-
Deferred		(227,143)	(53,469)
State
Current	$		$-
Deferred		-	-
Change in valuation allowance		227,143	53,469
Income tax provision		$800,905	$-

As of December 31, 2022, and December 31, 2021, the Company had available U.S. federal operating loss carry forwards of approximately $0 and $53,469, respectively, that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, and for the period from July 14, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $227,143 and $53,469, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31, 2022, and December 31, 2021 is as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	7.9%	(21.0)%
Income tax provision	28.9%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction which remain open and are subject to examination.

Southland Holdings [Member]
Income Taxes

14.	Income Taxes

Due to the “S-elections” of many of our subsidiaries, our subsidiaries are generally passthrough entities for federal income tax purposes except for Oscar Renda Contracting, Inc., Southland Contracting, Inc., American Bridge, Mole Constructors, Inc, and Southland Mole of Canada which are subject to foreign taxes on their respective share of taxable income from operations outside of the U.S.

For consolidated financial statement purposes, we report our income under the input method, and for income tax purposes, we report our income under the percentage-of-completion method Deferred income taxes arise from timing differences resulting from income and expense items reported in different years for financial accounting and tax purposes. Deferred taxes are classified as noncurrent. The primary differences between the statutory income tax rates and our effective tax rate are due to the pass-through status of various consolidated entities, the tax differential on non-U.S. earnings, the impact of U.S. GILTI, and changes in valuation allowance recorded on certain deferred tax assets.

For the years ended December 31, 2022, December 31, 2021, and December 31, 2020, we recorded tax expense as follows:

	Year ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Current income tax
Federal	$9,079	$7,481	$6,725
State	4,493	1,125	2,907
Foreign	1,821	2,092	(433)
Deferred income tax
Federal	(499)	18,330	(12,499)
State	(1,059)	2,421	(2,434)
Foreign	(914)	(1,798)	2,077
Valuation allowance	369	(18,706)	13,063
Total tax expense	$13,290	$10,945	$9,406

	Year ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Statutory rate	$15,947	$11,020	$8,307
Untaxable earnings	(2,115)	12,073	(320)
State income taxes - net of federal benefit	77	3,911	(457)
Change in valuation allowances	369	(18,706)	13,063
Effect of foreign tax credits	(2,493)	(327)	4,358
Effect of uncertain tax positions	1,355	2,709	-
Ratable allocation related to acquisition	-	-	(19,608)
Prior year true-ups	196	-	5,191
Effect of GILTI Inclusion	3,863	-	-
Effect of deferred true-ups	(3,572)	-	-
Other	(337)	265	(1,128)
Income tax expense	$13,290	$10,945	$9,406

The Federal statutory tax rate is 21%. Southland effective tax rate was 17.6%, 20.9%, and 23.8% for the years ended December 31, 2022, December 31, 2021, and December 31, 2020, respectively. The largest difference in our tax rate was that Southland and multiple of our affiliates have elected to be S corporations which are not subject to federal taxes. A summary reconciliation between the federal statutory rate and our effective rate is below:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Statutory rate	21.0%	21.0%	21.0%
Untaxable earnings	(2.8)%	23.0%	(0.8)%
State income taxes - net of federal benefit	0.1%	7.5%	(1.2)%
Change in valuation allowances	0.5%	(35.6)%	33.0%
Effect of foreign income taxes	(3.3)%	(0.6)%	11.0%
Effect of uncertain tax positions	1.8%	5.2%	-%
Ratable allocation related to acquisition	-%	-%	(49.6)%
Prior year true-ups	0.3%	-%	13.2%
Effect of GILTI Inclusion	5.1%	-%	-%
Effect of deferred true-ups	(4.7)%	-%	-%
Other	(0.4)%	0.5%	(2.8)%
Income tax expense	17.6%	20.9%	23.8%

The following tables summarize the components of deferred income tax assets and deferred tax liabilities as of December 31, 2022, and December 31, 2021:

	Year ended
(Amounts in thousands)	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$20,426	$23,041
Deferred compensation	1,728	2,032
Lease liability	2,225	3,754
Income from surety	1,860	5,861
Capitalized research and development expenditures	1,811	-
Other	2,052	1,435
Total deferred tax assets	30,102	36,123

Valuation allowance	(21,703)	(23,111)

Deferred tax liabilities:
Property and equipment	(2,408)	(6,575)
Intangible assets in excess of tax basis	(623)	(762)
Passthrough income / joint ventures	(975)	(2,945)
ROU asset	(2,264)	(3,875)
Other	(5,521)	(4,817)
Total deferred tax liabilities	(11,791)	(18,974)

Net deferred tax liabilities	$(3,392)	$(5,962)

As of December 31, 2022, and December 31, 2021, we have available, foreign net operating loss (“NOLs”) carryforwards that total $82.1 million and $87.0 million, respectively, related to Canada and the United Kingdom. United Kingdom NOLs do not expire. Canada NOLs will begin to expire in 2038.

Unremitted earnings of our non-U.S. subsidiaries and affiliates are deemed to be permanently reinvested and, accordingly, no deferred income tax liability has been recorded. If we were to remit any foreign earnings to the U.S., the estimated tax impact would be insignificant to the overall financials due to an earnings and profits (“E&P”) deficit.

The need for a valuation allowance is assessed on a jurisdiction by jurisdiction basis for each tax reporting group. As a result of historic losses in the US, Canada and UK, all American Bridge jurisdictions have a full valuation allowance against the net deferred tax assets aside from the US deferred tax liability related to the indefinite-lived intangible asset. There is no valuation allowance recorded on Southland Mole of Canada or Oscar Renda Contracting as the deferred assets are considered to be “more-likely-than-not” to be realizable as of December 31, 2022. Our other entities have made “S-elections” which allows them to operate as pass-through entities for our members and noncontrolling interests. As such, these entities do not have deferred tax assets or liabilities.

As of December 31, 2022, and December 31, 2021, we reserved $4.1 million and $2.7 million, respectively related to uncertain tax positions. As of December 31, 2022 and December 31, 2021, $0.5 million and $0.0 million, respectively, were recorded for interest and penalties. As of December 31, 2022, and December 31, 2021, we had uncertain tax positions as follows:

	Year ended
(Amounts in thousands)	December 31, 2022	December 31, 2021
Balance at beginning of period	$2,708	$-
Additions to current year tax positions	1,355	2,708
Balance at end of period	$4,063	$2,708

As of December 31, 2022, it is not possible to reasonably estimate the expected change to the total amount of unrecognized tax benefits in the next twelve months.

We are subject to taxation in the United States, various states, and foreign jurisdictions. We remain subject to examination by tax authorities for 2013 and 2014, due to the carryback of net operating losses enabled by the CARES Act, and for tax years 2019 – 2022. American Bridge is currently under IRS audit for tax year ended December 31, 2018.

On August 16, 2022, the Inflation Reduction Act (“IRA”) was enacted in the United States. Among other provisions, the IRA included a new 15% Corporate Alternative Minimum Tax (“CAMT”) for corporations with financial income in excess of $1 billion and a 1% excise tax on corporate share repurchases. The CAMT is effective for tax years beginning on or after January 1, 2023. As of December 31, 2022, the excise tax on corporate share repurchases is not expected to impact the Company as the Company has no plans for repurchases in the coming year.